Quarterly financial information (Unaudited) (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quarterly financial information (Unaudited)
Segment revenue		$ 212,755,000		$ 420,933,000	$ 464,549,000	$ 479,688,000
Cost of revenue:
Platform commissions		(46,408,000)		(91,272,000)	(109,020,000)	(129,623,000)
Game operation cost		(25,208,000)		(50,746,000)	(55,594,000)	(47,359,000)
Other operating income		719,000		2,232,000	2,053,000	1,327,000
Selling and marketing expenses		(110,541,000)		(209,092,000)	(226,262,000)	(153,188,000)
General and administrative expenses		(16,131,000)		(31,536,000)	(31,445,000)	(39,183,000)
Impairment loss on trade and loan receivables and change in fair value of loans receivable				(22,000)	(5,919,000)	(29,987,000)
Total costs and expenses		(197,569,000)		(380,436,000)	(426,187,000)	(460,841,000)
Profit from operations		15,186,000		40,497,000	38,362,000	18,847,000
Finance income		1,721,000		3,715,000	5,248,000	1,868,000
Finance expenses		(3,926,000)		(7,558,000)	(4,047,000)	(2,191,000)
Change in fair value of share warrant obligation and other financial instruments		265,000
Share of loss of equity - accounted associates		(2,073,000)
Profit before income tax		11,173,000		30,043,000	49,994,000	11,170,000
Income tax expense		(1,864,000)		4,509,000	3,879,000	3,760,000
Profit for the year, net of tax	$ 4,000,000	9,309,000	$ 28,000,000	25,534,000	46,115,000	7,410,000
Attributable to equity holders of the Company		9,309,000		25,534,000	46,115,000	7,303,000
Items that are or may be reclassified subsequently to profit or loss		623,000		686,000	1,837,000	3,338,000
Foreign currency translation difference		761,000		747,000	1,650,000	3,456,000
Other		(138,000)		61,000	(187,000)	118,000
Total comprehensive income for the period, net of tax		9,932,000		26,220,000	47,952,000	10,748,000
Attributable to equity holders of the Company		$ 9,932,000		$ 26,220,000	$ 47,952,000	$ 10,641,000
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, basic		$ 0.51		$ 1.4	$ 2.34	$ 0.37
Earnings attributable to ordinary equity holders of the parent, diluted		$ 0.5		$ 1.38	$ 2.3	$ 0.37
As previously reported
Quarterly financial information (Unaudited)
Segment revenue		$ 212,755,000
Cost of revenue:
Platform commissions		(46,408,000)
Game operation cost		(25,208,000)
Other operating income		719,000
Selling and marketing expenses		(110,541,000)
General and administrative expenses		(16,131,000)
Impairment loss on trade and loan receivables and change in fair value of loans receivable		(2,073,000)
Total costs and expenses		(199,642,000)
Profit from operations		13,113,000
Other financial income		3,964,000
Finance income		1,721,000
Finance expenses		(3,926,000)
Change in fair value of share warrant obligation and other financial instruments		265,000
Profit before income tax		15,137,000
Income tax expense		(1,864,000)
Profit for the year, net of tax	$ 1,000,000	13,273,000	$ 24,000,000
Attributable to equity holders of the Company		13,273,000
Items that are or may be reclassified subsequently to profit or loss		623,000
Foreign currency translation difference		761,000
Other		(138,000)
Total comprehensive income for the period, net of tax		13,896,000
Attributable to equity holders of the Company		$ 13,896,000
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, basic		$ 0.73
Earnings attributable to ordinary equity holders of the parent, diluted		$ 0.72
Adjustment
Cost of revenue:
Impairment loss on trade and loan receivables and change in fair value of loans receivable		$ 2,073,000
Total costs and expenses		2,073,000
Profit from operations		2,073,000
Other financial income		(3,964,000)
Share of loss of equity - accounted associates		(2,073,000)
Profit before income tax		(3,964,000)
Profit for the year, net of tax		(3,964,000)
Attributable to equity holders of the Company		(3,964,000)
Total comprehensive income for the period, net of tax		(3,964,000)
Attributable to equity holders of the Company		$ (3,964,000)
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, basic		$ (0.22)
Earnings attributable to ordinary equity holders of the parent, diluted		$ (0.22)